                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08074

                LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC.
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                           CAPITAL APPRECIATION FUND

                                  [JANUS LOGO]

                               Lincoln National
                               Capital Appreciation Fund, Inc.
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC.

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
CAPITAL APPRECIATION FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:

                                                                    [JANUS LOGO]

The Lincoln National Capital Appreciation Fund lost -27.0% for the year ended December 31, 2002, versus its style-specific index, the Russell 1000 Growth Index*, return of -27.9% and a broader market index, the S&P 500 Index**, return of -22.1%.

A potential war with Iraq, ongoing corporate scandals and some high-profile corporate earnings disappointments overshadowed the economy and stock market for much of the year. Consequently, the Fund declined and trailed the S&P 500 Index.

The worldwide slowdown in the financial industry significantly affected Bank of New York. The financial services provider not only posted weakened results, but also absorbed a substantial charge for writing off a number of bad debts and investments. The company's management team, nonetheless, has demonstrated that it can successfully navigate market volatility.

On the plus side was Sysco, the largest institutional food distributor in North America. Despite a slowing economy, people have continued to either dine out or purchase meals prepared away from home.

While the current economic environment may have reduced near-term growth prospects for some of our companies, we are invested for the long term and believe that these names will emerge in a better competitive position as the recovery materializes.

Blaine Rollins

Growth of $10,000 invested 1/3/94 through 12/31/02

CHART

This chart illustrates, hypothetically, that $10,000 was invested in the Capital Appreciation Fund on 1/3/94. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $17,864. For comparison, look at how the S&P 500 Index and the Russell 1000 Growth Index did over the same period. The same $10,000 investment would have grown to $22,270 and $18,604, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return             Ended
on investment                     12/31/02
------------------------------------------
One Year                          -26.96%
------------------------------------------
Five Years                        - 1.78%
------------------------------------------
Lifetime (since 1/3/94)           + 6.66%
------------------------------------------

 * The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

                          Capital Appreciation Fund  1

LINCOLN NATIONAL
CAPITAL APPRECIATION FUND, INC.

STATEMENT OF NET ASSETS
December 31, 2002

                                       Number        Market
COMMON STOCK - 98.35%                  of Shares     Value
-------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.82%
-------------------------------------------------------------------
    General Dynamics                        74,305   $    5,897,588
    Lockheed Martin                        111,480        6,437,970
-------------------------------------------------------------------
                                                         12,335,558
BANKING & FINANCE - 8.40%
-------------------------------------------------------------------
    Bank of New York                       646,325       15,485,946
+   CIT Group                              380,045        7,448,882
    Fifth Third Bancorp                     50,465        2,954,726
    M & T Bank                              47,510        3,769,919
    Northern Trust                         242,435        8,497,347
    Paychex                                219,520        6,124,608
    Schwab (Charles)                     1,060,226       11,503,452
    SEI                                     44,900        1,220,382
-------------------------------------------------------------------
                                                         57,005,262
BASIC INDUSTRY/CAPITAL GOODS - 1.19%
-------------------------------------------------------------------
    Sigma-Aldrich                          165,625        8,065,938
-------------------------------------------------------------------
                                                          8,065,938
BUILDINGS & MATERIALS - 0.84%
-------------------------------------------------------------------
    Clayton Homes                          281,610        3,430,010
+   NVR                                      7,000        2,278,500
-------------------------------------------------------------------
                                                          5,708,510
BUSINESS SERVICES - 4.36%
-------------------------------------------------------------------
+   Aramark - Class B                      136,650        3,211,275
+   Cendant                                477,545        5,004,671
+   Clear Channel Communications           270,295       10,079,300
+   Concord EFS                            240,100        3,779,174
+   First Health Group                     112,110        2,729,879
    Moody's                                 34,355        1,418,518
+   Robert Half International              207,680        3,345,725
-------------------------------------------------------------------
                                                         29,568,542
CABLE, MEDIA & PUBLISHING - 2.97%
-------------------------------------------------------------------
+   Hispanic Broadcasting                  115,690        2,377,430
+   Lamar Advertising                      151,750        5,106,388
+   Univision Communications               517,735       12,684,507
-------------------------------------------------------------------
                                                         20,168,325
CHEMICALS - 0.32%
-------------------------------------------------------------------
    Praxair                                 37,850        2,186,595
-------------------------------------------------------------------
                                                          2,186,595
COMPUTERS & TECHNOLOGY - 13.19%
-------------------------------------------------------------------
+   AOL Time Warner                      2,580,602       33,805,885
    Automatic Data Processing               60,985        2,393,661
+   Ceridian                               244,825        3,530,377
+   Cisco Systems                          502,677        6,585,069
+   Fiserv                                 191,547        6,503,021
    ITT Industries                          55,135        3,346,143
+   Kla-Tencor                              87,850        3,107,255
    Linear Technology                    1,114,875       28,674,584
+   Nvidia                                 135,190        1,556,037
-------------------------------------------------------------------
                                                         89,502,032
CONSUMER NON-DURABLE/OTHER - 6.13%
-------------------------------------------------------------------
+   Comcast Special - Class A            1,710,195       38,633,305
    Ecolab                                  59,090        2,924,955
-------------------------------------------------------------------
                                                         41,558,260

                                       Number        Market
CONSUMER PRODUCTS - 6.73%              of Shares     Value
-------------------------------------------------------------------
    3M                                      72,940   $    8,993,502
    Colgate-Palmolive                      492,755       25,835,144
    Procter & Gamble                       126,120       10,838,753
-------------------------------------------------------------------
                                                         45,667,399
CONSUMER SERVICES - 5.54%
-------------------------------------------------------------------
+   Apollo - Class A                       109,395        4,813,380
+   Viacom - Class B                       803,972       32,769,899
-------------------------------------------------------------------
                                                         37,583,279
ELECTRONICS & ELECTRICAL EQUIPMENT - 5.03%
-------------------------------------------------------------------
    Maxim Integrated Products              949,280       31,364,211
+   SPX                                     37,360        1,399,132
    Texas Instruments                       88,125        1,322,756
-------------------------------------------------------------------
                                                         34,086,099
FOOD, BEVERAGE & TOBACCO - 2.35%
-------------------------------------------------------------------
    Coca-Cola                              110,970        4,862,705
    Sysco                                  219,395        6,535,778
    Unilever NV - NY Shares                 40,195        2,480,433
+   Whole Foods Market                      37,955        2,001,367
-------------------------------------------------------------------
                                                         15,880,283
HEALTHCARE & PHARMACEUTICALS - 7.67%
-------------------------------------------------------------------
+   Alcon                                  145,490        5,739,581
+   Apogent Technologies                   275,605        5,732,584
+   Apria Healthcare Group                 148,560        3,303,974
    Cardinal Health                         75,995        4,498,144
+   Forest Laboratories                     29,940        2,940,707
    Hillenbrand Industries                  78,065        3,771,320
    Johnson & Johnson                       28,190        1,514,085
+   Millipore                              103,185        3,508,290
    Novartis ADR                             3,180          116,801
    Novartis (Switzerland)                  41,830        1,526,234
+   Patterson Dental                        21,755          951,564
+   St Jude Medical                         91,320        3,627,230
    Stryker                                 90,645        6,084,092
    Synthes-Stratec (Switzerland)            5,454        3,344,899
    UnitedHealth Group                      63,805        5,327,718
-------------------------------------------------------------------
                                                         51,987,223
INDUSTRIAL MACHINERY - 3.60%
-------------------------------------------------------------------
+   Dionex                                 408,165       12,126,582
    Grainger (W.W.)                         56,765        2,926,236
    Kennametal                             132,875        4,581,530
    Stanley Works                          138,285        4,781,895
-------------------------------------------------------------------
                                                         24,416,243
INSURANCE - 12.23%
-------------------------------------------------------------------
    Aflac                                  415,400       12,511,847
    Arthur J. Gallagher                     70,500        2,071,290
    Berkley                                113,047        4,477,792
+   Berkshire Hathaway - Class A                14        1,018,500
+   Berkshire Hathaway - Class B             3,940        9,546,620
    Everest Re                              65,145        3,602,519
    MGIC Investment                        301,405       12,448,027
    PartnerRe                               96,325        4,991,562
    PMI                                     77,305        2,322,242
    RenaissanceRe Holdings                 139,395        5,520,042
    Stancorp Financial Group               200,000        9,770,000
    XL Capital Limited                     190,615       14,725,008
-------------------------------------------------------------------
                                                         83,005,449

                          Capital Appreciation Fund  2

LEISURE, LODGING &                     Number        Market
ENTERTAINMENT - 2.37%                  of Shares     Value
-------------------------------------------------------------------
    Harley-Davidson                        104,490   $    4,827,438
    Starwood Hotels & Resorts
      Worldwide                             41,050          974,527
    Tyco International                     356,610        6,090,899
    Winnebago Industries                   106,235        4,167,599
-------------------------------------------------------------------
                                                         16,060,463
METALS & MINING - 0.92%
-------------------------------------------------------------------
    Illinois Tool Works                     65,095        4,222,062
    Precision Castparts                     83,325        2,020,631
-------------------------------------------------------------------
                                                          6,242,693
PACKAGING & CONTAINERS - 1.99%
-------------------------------------------------------------------
    Ball                                    62,045        3,176,084
    Bemis                                  118,660        5,889,095
+   Sealed Air                             119,495        4,457,164
-------------------------------------------------------------------
                                                         13,522,343
RETAIL - 5.49%
-------------------------------------------------------------------
+   Amazon.com                             332,280        6,276,769
+   Costco Wholesale                       161,485        4,531,269
+   eBay                                    98,770        6,698,582
    TJX                                     56,520        1,103,270
    Walgreen                               637,660       18,613,296
-------------------------------------------------------------------
                                                         37,223,186
TEXTILES, APPAREL & FURNITURE - 0.63%
-------------------------------------------------------------------
+   Mohawk Industries                       24,055        1,369,932
+   Reebok International                    98,275        2,889,285
-------------------------------------------------------------------
                                                          4,259,217
TRANSPORTATION & SHIPPING - 4.58%
-------------------------------------------------------------------
    Canadian National Railway (Canada)     132,833        5,509,165
    Expeditors International               102,830        3,357,400
+   Ryanair Holdings ADR                   192,555        7,540,454
    Southwest Airlines                     370,220        5,146,058
    United Parcel Service Class B          150,635        9,502,055
-------------------------------------------------------------------
                                                         31,055,132
-------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost $698,121,990)                                   667,088,031
-------------------------------------------------------------------

                                       Principal     Market
DISCOUNT NOTE - 2.01%                  Amount        Value
-------------------------------------------------------------------
    Freddie Mac 0.75% 1/2/03           $13,600,000   $   13,599,717
-------------------------------------------------------------------
TOTAL DISCOUNT NOTE
  (Cost $13,599,717)                                     13,599,717
-------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 100.36%
  (Cost $711,721,707)                                   680,687,748
-------------------------------------------------------------------
Liabilities Net of Receivables and
  Other Assets - (0.36%)                                 (2,444,369)
-------------------------------------------------------------------
NET ASSETS - 100.00%
(Equivalent to $12.678 per share based
  on 53,498,039 shares issued and
  outstanding)                                       $  678,243,379
-------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2002:
Common stock, par value $0.01 per
  share, 100,000,000 authorized shares               $1,162,078,660
Undistributed net investment income*                         28,950
Accumulated net realized loss on
  investments                                          (452,663,413)
Net unrealized depreciation of
  investments and foreign currencies                    (31,200,818)
-------------------------------------------------------------------
TOTAL NET ASSETS                                     $  678,243,379
-------------------------------------------------------------------

+   Non-income producing security for the year ended December 31, 2002.

* Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

ADR - American Depositary Receipts

See accompanying notes to financial statements.

                          Capital Appreciation Fund  3

LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC.

STATEMENT OF OPERATIONS
Year ended December 31, 2002

INVESTMENT INCOME:
  Dividends                                                   $   5,127,074
---------------------------------------------------------------------------
  Interest                                                           74,104
---------------------------------------------------------------------------
  Foreign tax withheld                                               (6,127)
---------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                       5,195,051
---------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------
  Management fees                                                 6,474,787
---------------------------------------------------------------------------
  Accounting and administration fees                                349,156
---------------------------------------------------------------------------
  Printing and postage                                              132,133
---------------------------------------------------------------------------
  Professional fees                                                  73,577
---------------------------------------------------------------------------
  Custodial fees                                                     47,175
---------------------------------------------------------------------------
  Directors' fees                                                     5,250
---------------------------------------------------------------------------
  Other                                                              25,499
---------------------------------------------------------------------------
                                                                  7,107,577
---------------------------------------------------------------------------
Less expenses paid indirectly                                       (10,900)
---------------------------------------------------------------------------
  TOTAL EXPENSES                                                  7,096,677
---------------------------------------------------------------------------
NET INVESTMENT LOSS                                              (1,901,626)
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
---------------------------------------------------------------------------
Net realized gain (loss) on:
  Investments                                                  (113,995,521)
---------------------------------------------------------------------------
  Foreign currencies                                                 28,575
---------------------------------------------------------------------------
  Net realized loss on investments and foreign currencies      (113,966,946)
---------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments and foreign currencies                           (167,753,276)
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
  CURRENCIES                                                   (281,720,222)
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(283,621,848)
---------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year ended          Year ended
                                                              12/31/02            12/31/01
                                                              ----------------------------------
Changes from operations:
  Net investment loss                                         $   (1,901,626)     $   (2,272,972)
------------------------------------------------------------------------------------------------
  Net realized loss on investments and foreign currencies       (113,966,946)       (325,881,024)
------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments and foreign currencies                            (167,753,276)        (95,958,907)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            (283,621,848)       (424,112,903)
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net realized gain on investments                                        --        (121,242,265)
------------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                     --        (121,242,265)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                                  (163,783,024)        (18,677,780)
------------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                  (447,404,872)       (564,032,948)
------------------------------------------------------------------------------------------------
Net assets, beginning of period                                1,125,648,251       1,689,681,199
------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                     $  678,243,379      $1,125,648,251
------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          Capital Appreciation Fund  4

LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout each period)

                                                                  Year ended December 31,
                                                 2002       2001         2000         1999         1998
                                                 ----------------------------------------------------------
Net asset value, beginning of period             $ 17.358   $   25.345   $   31.466   $   21.772   $ 17.530

Income (loss) from investment operations:
  Net investment income (loss)(1)                  (0.032)      (0.035)      (0.047)       0.007     (0.003)
  Net realized and unrealized gain (loss)
    on investments and foreign currencies          (4.648)      (6.035)      (4.694)       9.839      6.127
                                                 ----------------------------------------------------------
  Total from investment operations                 (4.680)      (6.070)      (4.741)       9.846      6.124
                                                 ----------------------------------------------------------

Less dividends and distributions from:
  Net investment income                                --           --           --           --     (0.050)
  Net realized gain on investments                     --       (1.917)      (1.380)      (0.152)    (1.832)
                                                 ----------------------------------------------------------
  Total dividends and distributions                    --       (1.917)      (1.380)      (0.152)    (1.882)
                                                 ----------------------------------------------------------
  Net asset value, end of period                 $ 12.678   $   17.358   $   25.345   $   31.466   $ 21.772
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------

Total return(2)                                    (26.96%)     (25.88%)     (15.85%)      45.45%     37.95%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)        $678,243   $1,125,648   $1,689,681   $1,913,076   $770,736
  Ratio of expenses to average net assets            0.80%        0.78%        0.76%        0.78%      0.83%
  Ratio of net investment income (loss) to
    average net assets                              (0.21%)      (0.18%)      (0.15%)       0.03%     (0.01%)
  Portfolio turnover                                   27%          48%          62%          60%        78%

(1) The average shares outstanding method has been applied for per share information.

(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

See accompanying notes to financial statements.

                          Capital Appreciation Fund  5

LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
THE FUND: Lincoln National Capital Appreciation Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term growth of capital in a manner consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

FOREIGN CURRENCY TRANSACTIONS: Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting year or upon settlement of the foreign currency transaction are reported in operations for the current year. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

                          Capital Appreciation Fund  6

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2002, were approximately $10,900. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expenses paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 1, 2002, Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at the rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Prior to May 1, 2002, Delaware Lincoln Investment Advisers, an affiliate of DMC, served as the investment manager to the Fund under identical terms.

Janus Capital Management LLC (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, DMC has agreed to reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2002.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

At December 31, 2002, the Fund had payables to affiliates as follows:

Management Fees Payable to DMC       $437,392
Accounting and Administration Fees
  Payable to DSC                       48,165

On December 9, 2002, stockholders of the Fund approved an amended Management Agreement between the Fund and DMC that is effective January 1, 2003. The Fund will incur additional fees and expenses under the new agreement because certain expenses relating to the administration of the Fund's affairs and the maintenance of the Fund's books and records will be paid by the Fund rather than the investment adviser.

In connection with the amended Management Agreement, the Board of Directors of the Fund approved an Administration Agreement with Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, dated January 1, 2003. Pursuant to the Administration Agreement, Lincoln Life will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. INVESTMENTS

For the year ended December 31, 2002, the Fund made purchases of $239,988,375 and sales of $400,998,165 of investment securities other than short-term investments. At December 31, 2002, the cost of investments for federal income tax purposes was $712,040,886. At December 31, 2002, net unrealized depreciation was $31,353,138, of which $66,373,969 related to unrealized appreciation of investments and $97,727,107 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net

                          Capital Appreciation Fund  7
investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                Year Ended       Year Ended
                                12/31/02         12/31/01
                                -----------------------------
Long-term capital gain          $        --      $121,242,265

As of December 31, 2002, the components of net assets on a tax basis were as follows:

Shares of beneficial interest   $1,162,078,660
Capital loss carryforwards        (429,123,259)
Post-October losses                (23,358,807)
Unrealized depreciation of
  investments and foreign
  currencies                       (31,353,215)
                                --------------
Net assets                      $  678,243,379
                                ==============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $305,196,180 expires in 2009 and $123,927,079 expires in 2010.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2002 through December 31, 2002, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                          Shares Issued Upon
                                                          Reinvestment of
                                Capital Shares            Dividends                  Capital Shares
                                Sold                      and Distributions          Redeemed
                                --------------------------------------------------------------------------------
                                Shares      Amount        Shares      Amount         Shares        Amount
                                --------------------------------------------------------------------------------
Year ended December 31, 2002:   1,152,814   $17,754,008          --   $         --   (12,504,592)  $(181,537,032)
Year ended December 31, 2001:   1,744,791   $36,604,423   5,198,176   $121,242,265    (8,760,004)  $(176,524,468)


                                 Net Decrease Resulting
                                 From Capital Share
                                 Transactions
                                 ---------------------------
                                 Shares        Amount
                                 ---------------------------
Year ended December 31, 2002:    (11,351,778)  $(163,783,024)
Year ended December 31, 2001:     (1,817,037)  $ (18,677,780)

6. SUPPLEMENTAL FINANCIAL INSTRUMENTS INFORMATION

FOREIGN EXCHANGE CONTRACTS: The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at December 31, 2002:

                                                        In          Value of
                               Contracts                Exchange    Contract      Settlement       Unrealized
                               to Deliver               For         at 12/31/02   Date             Loss
                               ------------------------------------------------------------------------------
                               3,500,000 Swiss Francs   $2,370,386  $2,537,168    April 15, 2003    $166,782
                                                                                                    ========

                          Capital Appreciation Fund  8

7. MARKET RISKS

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At December 31, 2002, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and medium-sized companies and may be subject to certain risks associated with ownership of securities of small- and medium-sized companies. Investments in small- or medium-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. LINE OF CREDIT

The Fund, along with certain other Lincoln National Mutual Funds (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. Effective January 1, 2003, the Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2002, or at any time during the year.

9. PROXY RESULTS (UNAUDITED)

Lincoln National Capital Appreciation Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on March 18, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     64,778,295    61,655,664   91.46%     3.72%       0.00%
                Kelly D. Clevenger                                      64,778,295    61,655,664   91.75%     3.43%       0.00%
                Nancy L. Frisby                                         64,778,295    61,655,664   91.74%     3.44%       0.00%
                Barbara S. Kowalczyk                                    64,778,295    61,655,664   91.69%     3.49%       0.00%
                Kenneth G. Stella                                       64,778,295    61,655,664   91.60%     3.58%       0.00%

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a sub-advisory agreement with Janus Capital             64,778,295    61,655,664   87.98%      3.46%      3.74%
     Corporation ("Janus")

                          Capital Appreciation Fund  9

Lincoln National Capital Appreciation Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on December 9, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     55,919,029    55,681,634   92.59%     6.99%       0.00%
                Kelly D Clevenger                                       55,919,029    55,681,634   92.67%     6.91%       0.00%
                Nancy L. Frisby                                         55,919,029    55,681,634   92.74%     6.84%       0.00%
                Barbara S. Kowalczyk                                    55,919,029    55,681,634   92.28%     7.30%       0.00%
                Kenneth G. Stella                                       55,919,029    55,681,634   92.34%     7.24%       0.00%

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a reorganization to change Fund from a Maryland
     corporation to a series of a Delaware business trust.              55,919,029    55,681,634   87.70%      8.01%      3.87%
3.   To approve a proposal that would permit the Fund to enter into or
     materially change sub-advisory agreements with sub-advisers        55,919,029    55,681,634   82.45%     13.20%      3.93%
     without obtaining stockholder approval.
4.   To approve a new investment management agreement between the Fund and their current investment adviser, Delaware Management
     Company, a series of Delaware Management Business Trust.           55,919,029    55,681,634   86.34%      9.39%      3.85%
5.   To approve the amendment of certain Fundamental Investment
     Restrictions.
     5A)  Amendment to Fundamental Restrictions on Concentration of
          Investments in the Same Industry.                             55,919,029    55,681,634   84.84%      9.29%      5.45%
     5B)  Amendment to Fundamental Restrictions on Borrowing Money and
          Issuing Senior Securities                                     55,919,029    55,681,634   84.51%      9.60%      5.47%
     5C)  Amendment to Fundamental Restrictions on Underwriting.        55,919,029    55,681,634   84.82%      9.25%      5.51%
     5D)  Amendment to Fundamental Restrictions on Investments in Real
          Estate.                                                       55,919,029    55,681,634   84.98%      9.26%      5.34%
     5E)  Amendment to Fundamental Restrictions on Investments in
          Commodities or Commodity Issues.                              55,919,029    55,681,634   84.45%      9.67%      5.46%
     5F)  Amendment to Fundamental Restrictions on Lending.             55,919,029    55,681,634   84.54%      9.47%      5.57%
     5G)  Amendment to Fundamental Restrictions on Diversification.     55,919,029    55,681,634   84.98%      9.23%      5.37%
6.   To approve the elimination of certain Fundamental Investment
     Restrictions.
     6A)  Elimination of Fundamental Restrictions on Investments in
          Other Investment Companies.                                   55,919,029    55,681,634   82.41%     11.86%      5.31%
     6B)  Elimination of Fundamental Restrictions on Selling
          Securities Short.                                             55,919,029    55,681,634   82.15%     12.03%      5.40%
     6C)  Elimination of Fundamental Restrictions on Margin
          Transactions.                                                 55,919,029    55,681,634   82.10%     12.16%      5.32%
     6D)  Elimination of Fundamental Restrictions on Pledging Fund
          Assets.                                                       55,919,029    55,681,634   82.09%     12.07%      5.42%
     6E)  Elimination of Fundamental Restrictions on Illiquid and
          Restricted Securities.                                        55,919,029    55,681,634   82.14%     12.03%      5.41%
     6F)  Elimination of Fundamental Restrictions on Purchase of Put
          and Call Options.                                             55,919,029    55,681,634   82.21%     12.00%      5.37%
     6G)  Elimination of Fundamental Restrictions on Investments in
          Companies for the Purpose of Acquiring Control.               55,919,029    55,681,634   82.40%     11.77%      5.41%

                         Capital Appreciation Fund  10

LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC.
REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Capital Appreciation Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Capital Appreciation Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
February 7, 2003

                         Capital Appreciation Fund  11

OFFICER/DIRECTOR INFORMATION

Name, address and            Position(s) held     Term of office                                Number of
date of birth                with the funds       and length of      Principal                  funds in
                                                  time served        occupation(s)              fund complex
                                                                     during the past            overseen by
                                                                     five years                 Director
------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)        Chairman, President  Chairman since     Vice President, The            12
1300 S. Clinton Street       and Director         August 1995;       Lincoln National Life
Fort Wayne, IN 46802                              President and      Insurance Company. Vice
DOB: 07/25/52                                     Director since     President, Lincoln
                                                  November 1994      Retirement Services
                                                                     Company, LLC; Second Vice
                                                                     President, Lincoln Life &
                                                                     Annuity Company of New
                                                                     York

Barbara S. Kowalczyk         Director             Director since     Senior Vice President,         12
Centre Square, West Tower                         November 1993      Corporate Planning and
1500 Market St., Suite 3900                                          Development, Lincoln
Philadelphia, PA 19102                                               National Corporation
DOB: 04/07/51                                                        (insurance holding
                                                                     company); Senior Vice
                                                                     President, Lincoln
                                                                     National Management
                                                                     Corporation

John B. Borsch, Jr.          Director             Director since     Retired; formerly              12
1300 S. Clinton Street                            December 1981      Associate Vice President,
Fort Wayne, IN 46802                                                 Investments, Northwestern
DOB: 06/09/33                                                        University

Nancy L. Frisby              Director             Director since     Vice President and Chief       12
1300 S. Clinton Street                            April 1992         Financial Officer, DeSoto
Fort Wayne, IN 46802                                                 Memorial Hospital;
DOB: 11/10/41                                                        formerly Chief Financial
                                                                     Officer, Bascom Palmer
                                                                     Eye Institute, University
                                                                     of Miami School of
                                                                     Medicine; formerly Vice
                                                                     President and Chief
                                                                     Financial Officer, St.
                                                                     Joseph Medical Center,
                                                                     Inc.

Kenneth G. Stella            Director             Director since     President, Indiana             12
1300 S. Clinton Street                            February 1998      Hospital & Health
Fort Wayne, IN 46802                                                 Association
DOB: 08/20/43

Frederick J. Crawford(1)     Vice President and   Vice President     Vice President and             N/A
Centre Square, West Tower,   Treasurer            and Treasurer      Treasurer, Lincoln
1500 Market Street, Suite                         since January      National Corporation;
3900                                              2001               formerly President and
Philadelphia, PA 19102                                               Market Manager, Greater
DOB: 08/03/63                                                        Cincinnati Region, Bank
                                                                     One, N.A.

Cynthia A. Rose(1)           Secretary            Secretary since    Secretary and Assistant        N/A
1300 S. Clinton Street                            February 1995      Vice President, The
Fort Wayne, IN 46802                                                 Lincoln National Life
DOB: 04/24/54                                                        Insurance Company;
                                                                     formerly Assistant
                                                                     Secretary, Lincoln
                                                                     National Corporation

William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting   Assistant Vice President,      N/A
1300 S. Clinton Street       President and Chief  Officer since May  The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002               Insurance Company;
DOB: 09/02/61                                                        formerly Vice President,
                                                                     MetLife Investors;
                                                                     formerly Assistant Vice
                                                                     President, MetLife
                                                                     Investors; formerly
                                                                     Accounting Manager,
                                                                     Transamerica Life
                                                                     Companies

Steven M. Kluever(1)         Second Vice          Second Vice        Second Vice President,         N/A
1300 S. Clinton Street       President            President since    The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;       Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice     Vice President, Lincoln
                                                  President since    Life & Annuity Company of
                                                  August 1997        New York

Name, address and            Other directorships
date of birth                held by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52

Barbara S. Kowalczyk         Lincoln National
Centre Square, West Tower    Management Corporation;
1500 Market St., Suite 3900  The Lincoln National Life
Philadelphia, PA 19102       Insurance Company;
DOB: 04/07/51                Lincoln Financial Group
                             Foundation, Inc.; Lincoln
                             Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)

John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33

Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41

Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43

Frederick J. Crawford(1)     N/A
Centre Square, West Tower,
1500 Market Street, Suite
3900
Philadelphia, PA 19102
DOB: 08/03/63

Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54

William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61

Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------
Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                         Capital Appreciation Fund  12

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC. (Registrant)

By       /s/ Kelly D. Clevenger
    --------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------